Income Taxes - Schedule of Reconciliation of Expected Statutory Federal Income Tax To Actual Income Tax Provision (Benefit) (Details) - USD ($) $ in Thousands	3 Months Ended	11 Months Ended		12 Months Ended
	May 31, 2019	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2019	Dec. 31, 2017
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Computed expected federal income tax		$ 62,181		$ 100,508	$ 212,276
State and local income taxes, net of federal income tax benefit		12,391		25,648	14,115
Recognition of accumulated other comprehensive income lodged taxes	$ (544,600)	0		(544,583)	0
International operations (including foreign rate differential)		1,823		4,518	(11,577)
Decrease in valuation allowance		(48,058)		(19,993)	0
Permanent differences		12,331		10,545	4,933
Foreign tax credits		(9,046)		(5,012)	(32,974)
Deferred tax asset remeasurement related to the Tax Act		5,673		0	415,000
Transition tax on foreign earnings related to the Tax Act		2,590		(6,708)	35,500
Base erosion and anti-abuse tax (BEAT)		10,000		(10,000)	0
Change in unrecognized tax benefits related to prior years		(19,783)		(20,512)	1,553
Spectrum Brands distribution				11,996
Acquisition of HomeFed				(36,779)
Other, net, Amount		(11,094)		6,417	3,460
Total income tax provision (benefit)		$ 19,008	$ 195,550	$ (483,955)	$ 642,286
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Computed expected federal income tax, Percent		21.00%		21.00%	35.00%
State and local income taxes, net of federal income tax benefit, Percent		4.20%		5.40%	2.30%
Recognition of accumulated other comprehensive income lodged taxes, Percent				(113.80%)
International operations (including foreign rate differential), Percent		0.60%		0.90%	(1.90%)
Decrease in valuation allowance, Percent		(16.20%)		(4.20%)	0.00%
Permanent differences, Percent		4.20%		2.20%	0.80%
Foreign tax credits, Percent		(3.10%)		(1.00%)	(5.40%)
Deferred tax asset remeasurement related to the Tax Act, Percent		1.90%		0.00%	68.40%
Transition tax on foreign earnings related to the Tax Act, Percent		0.90%		(1.40%)	5.90%
Base erosion and anti-abuse tax (BEAT), Percent		3.40%		(2.10%)	0.00%
Change in unrecognized tax benefits related to prior years, Percent		(6.70%)		(4.30%)	0.30%
Spectrum Brands distribution, Percent				2.50%
Acquisition of HomeFed, Precent				(7.70%)
Other, net, Percent		(3.80%)		1.40%	0.50%
Actual income tax provision, Percent		6.40%		(101.10%)	105.90%